Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 5,365	$ 5,239
Accounts receivable	1	4
Other receivables	18	14
Security deposit	28	28
Prepaid expenses	187	20
Inventory	34	23
Total current assets	5,633	5,328
Non-current assets
Property and equipment	19	25
Operating lease right-of-use asset, net	88	136
Total assets	5,740	5,489
Current liabilities
Accounts payable and accrued liabilities	1,804	1,894
Operating lease liability due within one year	92	144
Total current liabilities	1,896	2,038
Long term operating lease liability	0	3
Total liabilities	1,896	2,041
Stockholders' Equity
Share capital - unlimited authorized shares at no par value 77,210 and 71,218 shares outstanding at September 30, 2020 and December 31, 2019, respectively	150,702	136,554
Share capital subscription receivable	(589)	(589)
Additional paid-in capital	31,729	35,770
Accumulated deficit	(177,998)	(168,287)
Total stockholders' equity	3,844	3,448
Total liabilities and stockholders' equity	$ 5,740	$ 5,489